Significant Accounting Policies - Impact on Adoption of New Revenue Recognition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impact on Adoption of New Revenue Recognition
Net revenues		$ 2,108,327	$ 1,583,884	$ 1,030,936
Costs of revenues		452,040	414,137	354,696
Operating expenses		1,189,333	781,171	602,964
Sales and marketing		699,962	408,856	247,068
Income from operations		$ 466,954	388,576	73,276
Gross margin		78.60%
Operating margin		22.10%
Contract Balances
Maximum payment terms of majority of contracts with customers		1 year
Revenue recognized		$ 106,700
Practical Expedients and Exemptions
Expense sales commissions when incurred because the amortization period are generally one year or less		true
Advertising
Impact on Adoption of New Revenue Recognition
Net revenues		$ 1,789,285	1,311,866	871,187
Costs of revenues		341,153	325,494	288,044
Non-advertising
Impact on Adoption of New Revenue Recognition
Net revenues		319,042	272,018	159,749
Costs of revenues		110,887	$ 88,643	$ 66,652
ASC 605
Impact on Adoption of New Revenue Recognition
Net revenues		2,113,954
Costs of revenues		570,046
Operating expenses		1,076,520
Sales and marketing		587,149
Income from operations		$ 467,388
Gross margin		73.00%
Operating margin		22.10%
ASC 605 | Advertising
Impact on Adoption of New Revenue Recognition
Net revenues		$ 1,776,944
ASC 605 | Non-advertising
Impact on Adoption of New Revenue Recognition
Net revenues		337,010
Before topic 606 | Adjustments VAT
Impact on Adoption of New Revenue Recognition
Net revenues		(118,006)
Costs of revenues		(118,006)
Before topic 606 | Adjustments VAT | Advertising
Impact on Adoption of New Revenue Recognition
Net revenues		(100,038)
Before topic 606 | Adjustments VAT | Non-advertising
Impact on Adoption of New Revenue Recognition
Net revenues		(17,968)
Before topic 606 | Barter Transaction
Impact on Adoption of New Revenue Recognition
Net revenues		112,379
Operating expenses		112,813
Sales and marketing		112,813
Income from operations		(434)
Before topic 606 | Barter Transaction | Advertising
Impact on Adoption of New Revenue Recognition
Net revenues		112,379
ASU 2014-09
Impact on Adoption of New Revenue Recognition
Impact of adoption of new investment guidance	$ 300	$ (577)